1933 Act File No. 2-98237
                                       1940 Act File No. 811-4314

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  x
                                                                      ----

      Pre-Effective Amendment No.         .....................

      Post-Effective Amendment No.  27    .....................          x
                                   -------                            ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.      ..............................................

                          INTERMEDIATE MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  x filed the Notice required by that Rule on July 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



                                                                     Proposed
Title of                                    Proposed                 Maximum
Securities               Amount             Maximum                  Aggregate            Amount of
Being                    Being              Offering Price           Offering             Registration
Registered               Registered         Per Unit                 Price*               Fee

Shares
of beneficial
interest
(no par value)             5,388,541         $10.54                    $56,795,222      $0.00


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 9,263,180. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 3,874,639. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 5,388,541.

                              CONTENTS OF AMENDMENT

     This Post-Effective Amendment No. 27 to the Registration Statement of Intermediate Municipal Trust is comprised of the following papers and documents:

         1.   The facing sheet to register a definite
              number of shares of beneficial interest, no par value, of Intermediate Municipal Trust;

         2. The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

         3.   Signature page.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Intermediate Municipal Trust certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of July, 1997.

                          INTERMEDIATE MUNICIPAL TRUST

                  BY:  /s/ Matthew S. Hardin
                        Matthew S. Hardin, Assistant Secretary
                       Attorney in Fact for John F. Donahue
                       July 15, 1997

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                           TITLE                     DATE

By:   /s/ Matthew S. Hardin
      Matthew S. Hardin              Attorney In Fact           July 15, 1997
      Assistant Secretary            For the Persons
                                     Listed Below

       NAME                           TITLE

John F. Donahue*                     Chairman and Trustee
                                     (Chief Executive Officer)

Glen R. Johnson*                     President and Trustee

John W. McGonigle*                   Treasurer
                                     (Chief Financial Officer)

Thomas G. Bigley *                   Trustee

John T. Conroy, Jr.*                 Trustee

William J. Copeland*                 Trustee

James E. Dowd*                       Trustee

Lawrence D. Ellis, M.D.*             Trustee

Edward L. Flaherty, Jr.*             Trustee

Peter E. Madden*                     Trustee

Gregor F. Meyer*                     Trustee

John E. Murray, Jr.*                 Trustee

Wesley W. Posvar*                    Trustee

Marjorie P. Smuts*                   Trustee

* By Power of Attorney